Restricted cash (Details) ¥ in Millions, $ in Millions	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)
Restricted cash
Restricted cash	$ 209	¥ 1,346	¥ 2,297
Cash pledged for a bank in connection with its loan facilities for option exercise in favor of employees of the Company and its related companies
Restricted cash
Restricted cash		302	997
Cash pledged for treasury management activities
Restricted cash
Restricted cash		760	1,013
Others
Restricted cash
Restricted cash		¥ 284	¥ 287